GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS
Intangible Assets Subject to Amortization

	March 31,
	2014		2015
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥32,603	¥11,816	¥32,944	¥14,417
Software	37,838	27,041	40,438	29,780
Trademark	5,683	885	6,291	1,270
Non-patent technology	5,600	708	5,257	1,101
Other	25,455	15,220	25,513	14,416

Total	¥107,179	¥55,670	¥110,443	¥60,984

Intangible Assets Not Subject to Amortization
	March 31,
	2014	2015
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥7,816	¥7,155
Other	1	1

Total	¥7,817	¥7,156

Intangible Assets Subject to Amortization Acquired
Year ended March 31, 2015
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥950
Software	4,394
Trademark	147
Other	2,539

Total	¥8,030

Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years
Years ending March 31,	(Yen in millions)
2016	¥8,650
2017	7,272
2018	6,192
2019	4,778
2020	3,385

Changes in Amounts of Goodwill by Reporting Segment

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2013
Goodwill	¥100	¥1,313	¥20,513	¥45,672	¥ 18,456	¥14,603	¥10,900	¥111,557
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,313	15,098	45,672	18,456	14,581	8,205	103,425
Goodwill acquired during the year	—	5,548	—	158	—	—	—	5,706
Impairment of goodwill	—	—	—	(729)	—	—	—	(729)
Translation adjustments and reclassification to other accounts	—	40	2,329	3,656	—	2,205	—	8,230

Balance at March 31, 2014
Goodwill	100	6,901	22,842	49,486	18,456	16,808	10,900	125,493
Accumulated impairment losses	—	—	(5,415)	(729)	—	(22)	(2,695)	(8,861)

	100	6,901	17,427	48,757	18,456	16,786	8,205	116,632
Goodwill acquired during the year	—	—	—	—	—	1,251	71	1,322
Impairment of goodwill	—	—	—	—	(18,456)	—	—	(18,456)
Translation adjustments and reclassification to other accounts	—	72	(602)	3,640	—	(441)	—	2,669

Balance at March 31, 2015
Goodwill	100	6,973	22,240	53,126	18,456	17,618	10,971	129,484
Accumulated impairment losses	—	—	(5,415)	(729)	(18,456)	(22)	(2,695)	(27,317)

	¥100	¥6,973	¥16,825	¥52,397	¥ —	¥17,596	¥ 8,276	¥102,167